Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Unaudited) (Parentheticals) - Parent [Member] - $ / shares		Mar. 31, 2023	Sep. 30, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.01875	$ 0.01875
Ordinary shares, shares authorized	[1]	166,666,666	166,666,666
Ordinary shares, shares issued	[1]	3,625,000	3,625,000
Ordinary shares, shares outstanding	[1]	3,625,000	3,625,000

[1]	Retrospectively restated for effect of 6-for-1 shares consolidation.